Prepaid Expenses	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Prepaid Expenses
Prepaid Expenses

Note 3. Prepaid Expenses

Prepaid expenses for the six months ended June 30, 2023, includes prepaid inventory approximating $4,000 and research and development fees paid to GRDG Sciences, LLC. (“GRDG”), a related party, approximating $43,000. Prepaid expenses at December 31, 2022 of $104,000 including research and development costs to GRDG approximating $43,000.

Note 4. Prepaid Expenses

Prepaid expenses for the year ended December 31, 2022, includes prepared inventory approximating $60,000 and research and development fees paid to GRDG Sciences, LLC. (“GRDG”), a related party, approximating $43,000. Prepaid expenses at December 31, 2021 consists primarily of research and development costs to GRDG approximating $43,000.